Net Gains (Losses) on Sales of Properties and Discontinued Operations (Operating Results Of Hotels Held For Sale And Sold Included In Discontinued Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Gains (Losses) on Sales of Properties and Discontinued Operations [Abstract]
Revenues	$ 5,405				$ 8,151					$ 32,190	$ 38,250	$ 43,506
Hotel and property operations expenses	(4,669)				(7,046)					(27,356)	(32,606)	(36,523)
Interest expense	(720)				(1,150)					(4,015)	(6,134)	(5,719)
Loss on debt extinguishment	(192)
Depreciation and amortization expense	(168)				(504)					(1,767)	(2,994)	(3,855)
General and administrative expense											(50)	(71)
Net gain (loss) on disposition of assets	(24)				493					7,830	312	1,306
Impairment loss	(507)				(1,700)					(7,702)	(9,785)	(6,051)
Income tax benefit					299					828	1,714	1,687
Gain (loss) from discontinued operations	$ (875)	$ (284)	$ (1,983)	$ 3,732	$ (1,457)	$ (5,529)	$ (3,317)	$ (1,370)	$ (1,077)	$ 8	$ (11,293)	$ (5,720)